Cover	Sep. 27, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2022
Entity File Number	001-38363
Entity Registrant Name	HALL OF FAME RESORT & ENTERTAINMENT COMPANY
Entity Central Index Key	0001708176
Entity Tax Identification Number	84-3235695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2626 Fulton Drive NW
Entity Address, City or Town	Canton
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44718
City Area Code	(330)
Local Phone Number	458-9176
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	HOFV
Security Exchange Name	NASDAQ
Warrants to purchase 1.421333 shares of Common Stock
Title of 12(b) Security	Warrants to purchase 1.421333 shares of Common Stock
Trading Symbol	HOFVW
Security Exchange Name	NASDAQ